Commitments and contingencies (Details Narrative) - 6 months ended Mar. 31, 2024 $ in Millions	USD ($)	CNY (¥)
Contractual obligations Remaining | $	$ 0.2
Late fees per day (as a percent)	0.05%
Minimum [Member]
Amount of fine		¥ 10,000
Maximum [Member]
Amount of fine		¥ 50,000